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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22769

Broadmark Funds

(Exact name of registrant as specified in charter)

300 Drake’s Landing Road, Suite 150 Greenbrae, CA	94904
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (415) 925-4970

Date of fiscal year end:     November 30, 2013

Date of reporting period:    August 31, 2013

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)
MONEY MARKET FUNDS ‒ 91.5%	Shares	Value

Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a) (Cost $1,297,792)	1,297,792	$1,297,792

Total Investments at Value ‒ 91.5% (Cost $1,297,792)		$1,297,792

Other Assets in Excess of Liabilities ‒ 8.5%		120,452

Net Assets ‒ 100.0%		$1,418,244

(a)	The rate shown is the 7-day effective yield as of August 31, 2013.

See accompanying notes to Schedule of Investments.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS
August 31, 2013 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation

E-Mini S&P 500 Future	09/20/2013	4	$326,260	$(466)

See accompanying notes to Schedule of Investments.

BROADMARK TACTICAL PLUS FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
August 31, 2013 (Unaudited)
FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation

NASDAQ 100 E-Mini Future	09/20/2013	6	$368,820	$857

See accompanying notes to Schedule of Investments.

BROADMARK TACTICAL PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS
August 31, 2013 (Unaudited)

1.   Securities, Options and Futures Valuation

Broadmark Tactical Plus Fund’s (the “Fund”) portfolio securities are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day that the NYSE is open for business.  The pricing and valuation of portfolio securities is determined in accordance with procedures approved by, and under the direction of, the Board of Trustees (the “Board”) of Broadmark Funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sale price or, if it was not traded during the day, at the most recent bid price.  Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices.  If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded.  Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation.  Futures contracts, which are traded on a commodities exchange, are valued at their closing settlement price on the exchange on which they are primarily traded. Over-the-counter futures contracts for which market quotations are readily available are valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities.  Short-term obligations (debt securities that mature in less than 60 days) are generally valued at amortized cost.

Securities for which market quotations are not readily available and securities for which the Fund has reason to believe the market quote should not be relied upon are valued by the Fund’s investment adviser in accordance with procedures approved by the Board.  Other times when the investment adviser would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day.  In such cases, the value for a security may be different from most recent quoted market values.  Fair valued securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BROADMARK TACTICAL PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of August 31, 2013:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Money Market Funds	$1,297,792	$-	$-	$1,297,792
Total	$1,297,792	$-	$-	$1,297,792

Other Financial Instruments:
Futures Contracts	$326,260	$-	$-	$326,260
Futures Contracts Sold Short	(368,820)	-	-	(368,820)
Total	$(42,560)	$-	$-	$(42,560)

As of August 31, 2013, the Fund did not have any transfers in and out of any Level.  The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of August 31, 2013.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of August 31, 2013:

Tax cost of portfolio investments	$1,297,792

Gross unrealized appreciation	$-
Gross unrealized depreciation	-

Net unrealized appreciation on portfolio investments	$-

Net unrealized appreciation on futures contracts	$391

4.   Derivative Risk
Investing in derivatives, including futures contracts, involves the risk of sustaining large and sudden losses.  The Fund’s use of derivatives may reduce its returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall securities markets.

BROADMARK TACTICAL PLUS FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

5.   Investment in Other Investment Companies

The Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they are possible. In addition, the Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds. As of August 31, 2013, the Fund had 91.5% of the value of its net assets invested in a money market mutual fund registered under the Investment Company Act of 1940.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Broadmark Funds

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Christopher J. Guptill
Christopher J. Guptill, President

Date	October 25, 2013

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	October 25, 2013

* Print the name and title of each signing officer under his or her signature.